Stockholders' Equity (10Q) (Details Narrative)							3 Months Ended		12 Months Ended
	Mar. 26, 2015 shares	Feb. 20, 2015 USD ($) $ / shares shares	Jan. 26, 2015 USD ($) shares	Jan. 23, 2015 USD ($) Integer shares	Jan. 19, 2015 USD ($) $ / shares shares	Aug. 26, 2014 shares	Mar. 31, 2015 USD ($) $ / shares shares	Mar. 31, 2014 USD ($)	Dec. 31, 2014 USD ($) $ / shares shares
Issuance of warrants to purchase of common stock | shares						100,000
Fair value of January Units							$ 952,600
Derivative liability warrants							649,500
Derivative liability							303,100
Loss on issuance of units							519,600
Issuance of common stock for asset purchase
Number of common stock return							$ (2,500)		$ (2,491)
Bitcoin index price | $ / shares							$ 243.39		$ 319.70
Impairment charges							$ 154,433
Conversion of Series C Convertible Preferred to common stock, Shares | shares									1,550,000
Inducement expense							$ 58,380
Percentage of fees per month							0.25%
Percentage of investment payable in cash | $ / shares							$ 0.03
Percentage of registerable securities | $ / shares							$ 1.00
Redemption Agreement [Member] | Charles Kiser [Member]
Number of common stock shares return | shares			250,000
Number of common stock return			$ 2,500
Series C Preferred Stock Agreement [Member]
Conversion of Series C Convertible Preferred to common stock, Shares | shares							2,200,000
Conversion of accounts payable to common stock, Shares | shares							143,694
Conversion of accounts payable to common stock							$ 552,669
Equity price per share | $ / shares							$ 0.26
Fair value of common stock grants							$ 202,074
Spondoolies Tech Ltd. [Member] | Purchase Agreement [Member]
Number of Spondoolies purchased | Integer				100
Number of digital currency mining servers purchased | Integer				35
Purchase price of assets				$ 223,500
Issuance of common stock for asset purchase, Shares | shares				250,000
Issuance of common stock for asset purchase				$ 25,000
Seller [Member]
Number of common stock unit sold | shares		55,693
Common stock purchase price per share | $ / shares		$ 0.26
Number of common stock sold		$ 14,480
Coin Outlet [Member]
Issuance of common stock for acquisition, share | shares	166,756
Percentage of additional equity ownership	2.00%
Issuance of common stock shares for stock compensation | shares	701,966
Percentage of equity ownership	4.20%
Percentage of equity ownership ability increase upto exercise of previously issued option and warrant	11.00%
January Private Placement [Member]
Number of common stock unit sold | shares					4,330,000
Common stock purchase price per share | $ / shares					$ 0.10
Number of common stock sold					$ 433,000
Issuance of warrants to purchase of common stock | shares					2.5
Common stock exercise price per share | $ / shares					$ 0.10
Stock conversation price per share | $ / shares					0.10
Warrant price per share exceeds | $ / shares					$ 0.20
Average daily dollar trading volume exceeds per trading day					$ 50,000
Net value to shareholders' equity					$ 0